RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2021
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 12. RELATED PARTY TRANSACTIONS

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other parties or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, stockholder, or a related corporation.

a) The table below summarizes the major related parties and their relationships with the Company:

Name of related parties	Relationship with the Company
Mr. Bingshan Guo	23.3% beneficial owner of the Company
Mr. Xiangyang Guo	CEO, director and chairman of the board of the Company
Mr. Yonghong Che	9.3% beneficial owner of the Company
Mr. Haigang Yan	9.8% beneficial owner of the Company

NOTE 12. RELATED PARTY TRANSACTIONS-CONTINUED

b) During the periods presented, the details of the related party balances and transactions were as follows:

Amount due to related parties:

	As of December 31,
	2021	2020
Mr. Haigang Yan	$3,136,910	$3,065,181
Mr. Bingshan Guo	217,258	212,290
Total	$3,354,168	$3,277,471

The loan the Company obtained from Mr. Haigang Yan in 2021 was in the amount of RMB20,000,000 with free interest. The original term of this loan was from October 14, 2020 to December 31, 2021 and has been extended to December 31, 2022.

Transactions with related parties:

On October 14, 2020, Mr. Haigang Yan agreed to provide an interest-free loan in the amount of $2,899,559 (RMB20,000,000) to the Company, with a term from October 14, 2020 to December 31, 2022.

On August 21, 2019, Mr. Xiangyang Guo agreed to provide an interest-free loan in the amount of $724,800 (RMB5,000,000) to the Company, with a term from August 25, 2019 to August 24, 2020. The Company repaid the loan from Mr. Xiangyang Guo for the year ended December 31, 2020. The proceeds from the loan were mainly used in the operating activities.

	For the Years ended December 31,
	2021	2020	2019
Loan provided by related parties to the Company:
Mr. Haigang Yan	—	2,899,559	—
Mr. Xiangyang Guo	—	—	724,800
Total	$—	$2,899,559	$724,800
Loan repaid to related parties by the Company
Mr. Xiangyang Guo	—	869,868	—
Mr. Yonghong Che	—	—	50,736
Mr. Bingshan Guo	—	—	9,132
Total	$—	$869,868	$59,868